September 18, 2012

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Tax Exempt Funds
First Investors Tax Exempt Income Fund
First Investors Tax Exempt Opportunities Fund
File Nos. 002-82572 and 811-03690

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund (“Funds”), each a series of First Investors Tax Exempt Funds.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on June 26, 2012, and effective on September 4, 2012 (Accession Number: 0000898432-12-000743), which is incorporated herein by reference.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber
Attachments